Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Redeemable Convertible Preferred Stock [Member]
Temporary equity beginning balance (in Shares) at Mar. 31, 2018					69,152,275
Temporary equity beginning balance at Mar. 31, 2018					$ 482,797
Beginning balance (in Shares) at Mar. 31, 2018		33,011,344
Beginning balance at Mar. 31, 2018	$ (306,785)		$ 52,438	$ (359,223)
Issuance of Series F-1 redeemable convertible preferred stock (in Shares)					17,291,066
Issuance of Series F-1 redeemable convertible preferred stock					$ 272,286
Issuance of common stock upon exercise of stock options (in Shares)		3,135,088
Issuance of common stock upon exercise of stock options	5,821		5,821
Issuance of common stock related to early exercise of stock options (in Shares)		5,777,084
Vesting of early exercised stock options	5,654		5,654
Stock-based compensation expense	37,561		37,561
Net loss	(183,533)			(183,533)
Temporary equity ending balance (in Shares) at Mar. 31, 2019					86,443,341
Temporary equity ending balance at Mar. 31, 2019					$ 755,083
Ending balance (in Shares) at Mar. 31, 2019		41,923,516
Ending balance at Mar. 31, 2019	(441,282)		101,474	(542,756)
Issuance of common stock upon exercise of stock options (in Shares)		2,394,782
Issuance of common stock upon exercise of stock options	8,732		8,732
Vesting of early exercised stock options	16,962		16,962
Stock-based compensation expense	45,568		45,568
Net loss	$ (250,863)			(250,863)
Temporary equity ending balance (in Shares) at Mar. 31, 2020	86,443,341				86,443,341
Temporary equity ending balance at Mar. 31, 2020					$ 755,083
Ending balance (in Shares) at Mar. 31, 2020		44,318,298
Ending balance at Mar. 31, 2020	$ (620,883)		172,736	(793,619)
Issuance of Series F-1 redeemable convertible preferred stock (in Shares)					4,755,037
Issuance of Series F-1 redeemable convertible preferred stock					$ 82,268
Issuance of common stock upon exercise of stock options (in Shares)		5,130,613
Issuance of common stock upon exercise of stock options	29,092		29,092
Issuance of common stock related to early exercise of stock options (in Shares)		4,843,229
Vesting of early exercised stock options	91,046		91,046
Stock-based compensation expense	88,745		88,745
Net loss	$ (183,619)			(183,619)
Temporary equity ending balance (in Shares) at Mar. 31, 2021	91,198,378				91,198,378
Temporary equity ending balance at Mar. 31, 2021					$ 837,351
Ending balance (in Shares) at Mar. 31, 2021		54,292,140
Ending balance at Mar. 31, 2021	$ (595,619)		$ 381,619	$ (977,238)